ANALYSIS OF OPERATING SEGMENTS - Statement of income (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income
Interest income	$ 19,403,032	$ 12,791,409	$ 13,216,098
Income for commission and fees	3,874,439	3,795,929	3,447,241
Income from sales of goods and services	12,141,327	10,450,914	9,144,789
Share of profit of equity accounted investees, net of tax	372,777	300,217	219,918
Dividends	119,888	153,969	84,395
Net income from other financial instruments mandatorily at fair value through profit or loss	278,751	270,095	252,355
Net trading income	1,559,626	922,281	1,288,142
Other income	(1,341,236)	(64,506)	552,875
Discontinued operations	866,166	10,444,185	10,262,343
Total external income	37,274,770	39,064,493	38,468,156
Expenses
Interest expense	(11,664,395)	(4,660,830)	(5,801,645)
Net impairment loss on financial assets	(2,493,148)	(2,721,083)	(4,280,865)
Depreciation and amortization	(645,746)	(606,867)	(583,765)
Expenses from commissions and fees	(970,676)	(731,742)	(635,713)
Costs and expenses of sales goods and services	(7,596,231)	(7,351,979)	(6,321,488)
Administrative expenses	(3,703,599)	(3,209,607)	(3,040,760)
Income tax expense	(2,271,404)	(2,323,428)	(1,360,067)
Other expense	(3,060,438)	(2,973,582)	(2,699,706)
Discontinued operations		(8,816,873)	(9,112,531)
Total Expenses	(32,405,637)	(33,395,991)	(33,836,540)
Net income for the year	4,869,133	5,668,502	4,631,616
Net gain (loss) on sale of debt securities	(134,699)	83,640	473,851
Foreign exchange gains (losses), net	(1,825,718)	(491,415)	(248,277)
Gain on the sale of non-current assets held for sale	10,487	13,631	101,662
Net gain (loss) on asset valuation	50,463	20,974	(50,326)
Other operating income	558,231	308,664	275,965
Personnel expenses	(2,833,794)	(2,634,187)	(2,481,563)
Loss from sale of non-current assets held for sale	(800)	(2,927)	(2,874)
Other operating expenses	(225,844)	(336,468)	(215,269)
Banco de Bogota S.A.
Income
Interest income	9,125,933	6,088,120	6,219,782
Income for commission and fees	1,658,881	1,418,806	1,215,747
Income from sales of goods and services	35,730	34,360	26,894
Share of profit of equity accounted investees, net of tax	11,533	4,420	4,819
Dividends	12,371	6,799	6,653
Net trading income	1,179,769	540,715	596,070
Other income	(1,099,500)	(177,130)	322,429
Discontinued operations	455,908
Total external income	11,380,625	7,916,090	8,392,394
Expenses
Interest expense	(4,597,771)	(2,122,188)	(2,612,243)
Net impairment loss on financial assets	(1,362,423)	(1,679,612)	(2,572,877)
Depreciation and amortization	(302,498)	(285,670)	(283,609)
Expenses from commissions and fees	(428,364)	(325,580)	(263,435)
Costs and expenses of sales goods and services	(171,389)	(161,088)	(150,644)
Administrative expenses	(1,565,892)	(1,300,958)	(1,308,248)
Income tax expense	(290,213)	(252,595)	(18,753)
Other expense	(1,243,049)	(1,169,845)	(1,081,163)
Total Expenses	(9,961,599)	(7,297,536)	(8,290,972)
Net income for the year	2,261,378	4,361,100	2,196,946
BAC Holding International Corp
Income
Discontinued operations	544,890	10,444,185	10,262,343
Total external income	544,890	10,444,185	10,262,343
Expenses
Discontinued operations		(8,816,873)	(9,112,531)
Total Expenses		(8,816,873)	(9,112,531)
Net income for the year	544,890	1,691,418	1,169,473
Banco de Occidente S.A.
Income
Interest income	4,664,535	2,727,195	2,959,192
Income for commission and fees	488,704	450,735	416,437
Income from sales of goods and services	52,363	49,633	50,079
Share of profit of equity accounted investees, net of tax	7,825	4,990	3,049
Dividends	330	526	277
Net trading income	19,343	(67,877)	396,691
Other income	237,741	298,738	(57,474)
Total external income	5,470,841	3,463,940	3,768,251
Expenses
Interest expense	(2,491,415)	(769,621)	(1,082,203)
Net impairment loss on financial assets	(745,215)	(723,664)	(1,137,316)
Depreciation and amortization	(144,974)	(126,522)	(116,070)
Expenses from commissions and fees	(151,589)	(126,377)	(104,387)
Costs and expenses of sales goods and services	(315,753)	(318,687)	(311,439)
Administrative expenses	(781,157)	(687,293)	(655,902)
Income tax expense	(117,456)	(74,903)	65,459
Other expense	(595,482)	(508,966)	(551,399)
Total Expenses	(5,343,041)	(3,336,033)	(3,893,257)
Net income for the year	456,343	585,905	340,558
Banco Popular S.A.
Income
Interest income	2,885,625	2,192,893	2,219,585
Income for commission and fees	269,476	255,026	245,997
Share of profit of equity accounted investees, net of tax	11,170	7,817	5,241
Dividends	4,912	2,957	2,239
Net trading income	1,719	18,481	53,722
Other income	110,380	59,499	47,713
Total external income	3,283,282	2,536,673	2,574,497
Expenses
Interest expense	(1,751,814)	(617,622)	(822,584)
Net impairment loss on financial assets	(181,724)	(161,928)	(303,710)
Depreciation and amortization	(96,624)	(100,066)	(89,458)
Expenses from commissions and fees	(68,901)	(63,713)	(59,251)
Administrative expenses	(778,050)	(745,582)	(667,265)
Income tax expense	31,683	(155,714)	(91,348)
Other expense	(481,030)	(460,424)	(404,979)
Total Expenses	(3,326,460)	(2,305,049)	(2,438,595)
Net income for the year	79,994	314,577	234,754
Banco AV Villas S A
Income
Interest income	1,645,290	1,296,049	1,343,460
Income for commission and fees	313,397	280,673	257,018
Share of profit of equity accounted investees, net of tax	11,376	8,259	3,704
Dividends	83	1,269	1,702
Net trading income	6,188	(622)	16,121
Other income	46,009	19,885	52,578
Total external income	2,022,343	1,605,513	1,674,583
Expenses
Interest expense	(764,379)	(238,012)	(352,566)
Net impairment loss on financial assets	(157,836)	(149,468)	(253,319)
Depreciation and amortization	(69,905)	(66,504)	(67,595)
Expenses from commissions and fees	(215,057)	(205,604)	(157,354)
Administrative expenses	(437,296)	(394,819)	(391,477)
Income tax expense	(27,566)	(116,732)	(58,740)
Other expense	(286,906)	(269,617)	(259,158)
Total Expenses	(1,958,945)	(1,440,756)	(1,540,209)
Net income for the year	103,774	192,248	163,914
Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Income
Interest income	98,302	45,560	44,540
Income for commission and fees	881,494	1,195,302	1,110,127
Income from sales of goods and services	66,716	57,358	56,401
Net trading income	(35,975)	223,745	203,853
Other income	(55,509)	(57,904)	(6,870)
Total external income	955,028	1,464,061	1,408,051
Expenses
Interest expense	(63,207)	(40,247)	(42,386)
Net impairment loss on financial assets	(7,782)	(6,942)	(1,971)
Depreciation and amortization	(14,486)	(12,163)	(13,340)
Expenses from commissions and fees	(193,124)	(114,818)	(110,654)
Costs and expenses of sales goods and services	(63,049)	(55,601)	(53,955)
Administrative expenses	(195,071)	(213,044)	(188,630)
Income tax expense	(92,993)	(191,886)	(245,360)
Other expense	(187,602)	(262,329)	(183,617)
Total Expenses	(817,314)	(897,030)	(839,913)
Net income for the year	155,194	580,202	578,822
Corficolombiana S.A
Income
Interest income	723,488	441,586	429,495
Income for commission and fees	127,609	94,244	83,271
Income from sales of goods and services	11,986,518	10,309,563	9,011,415
Share of profit of equity accounted investees, net of tax	326,448	272,646	201,580
Dividends	102,192	142,418	73,524
Net income from other financial instruments mandatorily at fair value through profit or loss	278,751	270,095	252,355
Net trading income	388,350	207,794	21,551
Other income	(582,498)	(227,725)	191,249
Total external income	13,350,858	11,510,621	10,264,440
Expenses
Interest expense	(2,030,256)	(1,028,343)	(984,454)
Net impairment loss on financial assets	(14,266)	(9,177)	(12,037)
Depreciation and amortization	(11,492)	(9,434)	(8,939)
Expenses from commissions and fees	(17,175)	(13,587)	(12,048)
Costs and expenses of sales goods and services	(7,059,820)	(6,830,460)	(5,824,340)
Administrative expenses	(126,670)	(100,585)	(88,615)
Income tax expense	(1,753,733)	(1,476,571)	(962,300)
Other expense	(151,355)	(220,105)	(133,397)
Total Expenses	(11,164,767)	(9,688,262)	(8,026,130)
Net income for the year	2,301,398	1,849,023	2,292,396
All other segments
Income
Interest income	259,859	6	44
Income for commission and fees	134,878	101,143	118,644
Share of profit of equity accounted investees, net of tax	4,425	2,085	1,525
Net trading income	232	45	134
Other income	2,141	20,131	3,250
Discontinued operations	(134,632)
Total external income	266,903	123,410	123,597
Expenses
Interest expense	(466,078)	(418,213)	(404,727)
Net impairment loss on financial assets	(23,840)
Depreciation and amortization	(10,416)	(11,058)	(8,745)
Expenses from commissions and fees	(26,675)	(6,135)	(3,867)
Costs and expenses of sales goods and services	22,788	19,859	19,860
Administrative expenses	(447,810)	(367,244)	(349,937)
Income tax expense	(18,802)	(53,555)	(47,546)
Other expense	290,078	606,907	501,997
Total Expenses	(680,755)	(229,439)	(292,965)
Net income for the year	(160,596)	96,009	(4,890)
Operating segments [member] | Banco de Bogota S.A.
Income
Total external income	12,222,977	11,658,636	10,487,918
Operating segments [member] | BAC Holding International Corp
Income
Total external income	544,890	10,508,291	10,282,004
Operating segments [member] | Banco de Occidente S.A.
Income
Total external income	5,799,384	3,921,938	4,233,815
Operating segments [member] | Banco Popular S.A.
Income
Total external income	3,406,454	2,619,626	2,673,349
Operating segments [member] | Banco AV Villas S A
Income
Total external income	2,062,719	1,633,004	1,704,123
Operating segments [member] | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Income
Total external income	972,508	1,477,232	1,418,735
Operating segments [member] | Corficolombiana S.A
Income
Total external income	13,466,165	11,537,285	10,318,526
Operating segments [member] | All other segments
Income
Total external income	520,159	325,448	288,075
Elimination of intersegment amounts [member]
Income
Interest income	(361,302)	(150,280)	(190,414)
Income for commission and fees	(93,243)	(123,964)	(84,459)
Income from sales of goods and services	(168,496)	(193,169)	(192,906)
Share of profit of equity accounted investees, net of tax	(839,517)	(1,001,702)	(1,151,662)
Dividends	(36,625)	(18,738)	(15,678)
Net trading income	2,026	4,345	(6,236)
Gain on deconsolidation (loss of control) of subsidiaries		(1,303,024)
Other income	(223,329)	(139,017)	(127,561)
Discontinued operations		(1,691,418)	(1,169,473)
Total external income	(1,720,486)	(4,616,967)	(2,938,389)
Expenses
Interest expense	500,525	573,416	499,518
Net impairment loss on financial assets	(62)	9,708	365
Depreciation and amortization	4,649	4,550	3,991
Expenses from commissions and fees	130,209	124,072	75,283
Costs and expenses of sales goods and services	(9,008)	(6,002)	(970)
Administrative expenses	628,347	599,918	609,314
Income tax expense	(2,324)	(1,472)	(1,479)
Other expense	(405,092)	(689,203)	(587,990)
Total Expenses	847,244	614,987	598,032
Net income for the year	(873,242)	(4,001,980)	(2,340,357)
Elimination of intersegment amounts [member] | Banco de Bogota S.A.
Income
Interest income	167,069	82,406	97,215
Income for commission and fees	7,608	5,551	6,227
Income from sales of goods and services		38	1,285
Share of profit of equity accounted investees, net of tax	653,786	706,881	823,168
Dividends	12,431	6,093	6,192
Net trading income		(2,130)	7,299
Gain on deconsolidation (loss of control) of subsidiaries		1,303,024
Other income	1,458	13,371	4,326
Discontinued operations		1,627,312	1,149,812
Total external income	842,352	3,742,546	2,095,524
Elimination of intersegment amounts [member] | BAC Holding International Corp
Income
Discontinued operations		64,106	19,661
Total external income		64,106	19,661
Elimination of intersegment amounts [member] | Banco de Occidente S.A.
Income
Interest income	26,765	14,763	14,803
Income for commission and fees	8,388	7,480	6,344
Income from sales of goods and services	162,320	187,357	185,687
Share of profit of equity accounted investees, net of tax	114,216	240,874	253,586
Dividends	5,250	2,612	2,067
Net trading income		95	243
Other income	11,604	4,817	2,834
Total external income	328,543	457,998	465,564
Elimination of intersegment amounts [member] | Banco Popular S.A.
Income
Interest income	29,529	15,831	15,424
Income for commission and fees	2,540	2,749	2,967
Share of profit of equity accounted investees, net of tax	81,014	59,418	78,493
Dividends	9,828	4,713	3,601
Net trading income		(10)	(1,858)
Other income	261	252	225
Total external income	123,172	82,953	98,852
Elimination of intersegment amounts [member] | Banco AV Villas S A
Income
Interest income	18,899	10,029	10,193
Income for commission and fees	20,167	18,016	18,391
Share of profit of equity accounted investees, net of tax	(9,926)	(6,610)	(4,432)
Dividends	7,240	3,281	2,195
Net trading income		5	(4)
Other income	3,996	2,770	3,197
Total external income	40,376	27,491	29,540
Elimination of intersegment amounts [member] | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Income
Interest income	7,958	4,655	3,355
Income for commission and fees	3,682	2,511	3,048
Income from sales of goods and services	4,573	4,841	3,765
Net trading income	(1,639)	(1,987)
Other income	2,906	3,151	516
Total external income	17,480	13,171	10,684
Elimination of intersegment amounts [member] | Corficolombiana S.A
Income
Interest income	110,250	22,353	49,233
Income for commission and fees	1,502	1,821	1,542
Income from sales of goods and services	1,603	933	2,169
Share of profit of equity accounted investees, net of tax	427	1,139	847
Dividends	1,876	2,039	1,623
Net trading income	(387)	(318)	556
Other income	36	(1,303)	(1,884)
Total external income	115,307	26,664	54,086
Elimination of intersegment amounts [member] | All other segments
Income
Interest income	832	243	191
Income for commission and fees	49,356	85,836	45,940
Other income	203,068	115,959	118,347
Total external income	$ 253,256	$ 202,038	$ 164,478